Summary of Business and Significant Accounting Policies (Details) - Schedule of exchange rates	6 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 ¥ / shares
Period end exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 6.8972	$ 1	¥ 6.9894
Six months average exchange rate [Member]
Summary of Business and Significant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
Exchange rate | (per share)	$ 1	¥ 6.3726	$ 1	¥ 6.4234